Relationships with Third-Parties - Summary of Transactions with Non-executive Directors (Detail) € in Thousands						12 Months Ended
	Jun. 29, 2017	Nov. 05, 2015	May 05, 2014	May 06, 2013	Oct. 29, 2010	Dec. 31, 2017 EUR (€) Warrant shares	Dec. 31, 2016 EUR (€) Warrant shares	Dec. 31, 2015 EUR (€) Warrant shares
Disclosure of transactions between related parties [line items]
Number of warrants granted	312,100	343,550	94,400	253,150	61,050	367,100	343,550
Number of warrants lapsed | Warrant						5,799
Number of exercised warrants			100,000	253,150	61,050	225,966
Shares owned	308,434	253,065	60,697	7,000	766	674,962	571,444	319,330
Non Executive Directors [Member]
Disclosure of transactions between related parties [line items]
Share-based compensation						€ 485	€ 697	€ 51
Management fees						387	363	89
Total benefits						€ 872	€ 1,060	€ 140
Number of warrants granted						60,000	50,000
Number of warrants lapsed						(2,904)
Number of exercised warrants								5,000
Cumulative outstanding warrants | shares						115,000	57,904	7,904
Outstanding payables						€ 194	€ 148	€ 80
Shares owned						2,512,004	2,869,685	3,443,065